July 31, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Keith O'Connell,
       Document Control - EDGAR

RE:      AXP Government Income Series, Inc.
             AXP Short Duration U.S. Government Fund
             AXP U.S. Government Mortgage Fund
         File No. 2-96512/811-4260

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on July 28, 2003.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at 612-671-4993 or me at 612-671-7981.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation